Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 01, 2022
Investment Securities [Abstract]
Investment amount		$ 1,000,000	$ 2
Investment for consideration		1,706,665
Gain of sale of investment		$ 1,039,999
Downward adjustments investment	$ 238,800
Downward adjustments	$ 306,612